UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04494
                                                     ---------

                             The Gabelli Asset Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          ------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                             THE GABELLI ASSET FUND
                              FIRST QUARTER REPORT
                                 MARCH 31, 2008

TO OUR SHAREHOLDERS,

     During the first quarter of 2008, The Gabelli Asset Fund (the "Fund") was down 9.76%, while the Standard & Poor's ("S&P") 500 Index was down 9.44% and the Dow Jones Industrial Average declined 6.92%.

     Enclosed is the investment portfolio as of March 31, 2008.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2008 (a)
                -------------------------------------------------

                                                                                                                     Since
                                                                                                                   Inception
                                    Quarter     1 Year      3  Year    5 Year     10 Year    15 Year    20 Year     (3/3/86)
                                    -------     -------     -------    ------     -------    -------    -------    ---------
GABELLI ASSET FUND CLASS AAA .....   (9.76)%     (2.98)%      8.89%     15.52%      8.00%     11.99%     12.65%      13.46%
S&P 500 Index ....................   (9.44)      (5.08)       5.84      11.32       3.50      9.45       10.94       10.86
Dow Jones Industrial Average .....   (6.92)       1.57        7.75      11.46       5.51      11.23      12.31       12.21
Nasdaq Composite Index ...........  (14.07)      (5.89)       4.46      11.19       2.19       8.29       9.45        8.72
Class A ..........................   (9.76)      (2.98)       8.90      15.52       8.00      11.99      12.65       13.46
                                    (14.95)(b)   (8.56)(b)    6.77(b)   14.16(b)    7.36(b)   11.55(b)   12.32(b)    13.14(b)
Class B ..........................   (9.96)      (3.80)       8.05      14.77       7.65      11.75      12.47       13.29
                                    (14.46)(c)   (8.61)(c)    7.19(c)   14.54(c)    7.65      11.75      12.47       13.29
Class C ..........................   (9.92)      (3.71)       8.08      14.79       7.65      11.75      12.47       13.29
                                    (10.82)(d)   (4.67)(d)    8.08      14.79       7.65      11.75      12.47       13.29
Class I ..........................   (9.70)      (2.92)       8.92      15.54       8.00      12.00      12.65       13.46

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.36%, 1.35%, 2.11%, 2.11%, AND 1.11%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

      THE CLASS AAA SHARE NET ASSET VALUES ("NAV") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                             VALUE
------------                                                    ---------------

              COMMON STOCKS -- 96.5%

              AEROSPACE -- 0.9%
      77,000  Boeing Co. .....................................  $     5,726,490
     100,000  Herley Industries Inc.+ ........................        1,034,000
      12,000  Lockheed Martin Corp. ..........................        1,191,600
      15,000  Northrop Grumman Corp. .........................        1,167,150
   2,030,000  Rolls-Royce Group plc+ .........................       16,236,133
 181,888,000  Rolls-Royce Group plc, Cl. B ...................          360,982
                                                                ---------------
                                                                     25,716,355
                                                                ---------------
              AGRICULTURE -- 1.6%
     635,000  Archer-Daniels-Midland Co. .....................       26,136,600
      85,058  Monsanto Co. ...................................        9,483,967
       3,000  Potash Corp. of Saskatchewan Inc. ..............          465,630
      62,000  The Mosaic Co.+ ................................        6,361,200
                                                                ---------------
                                                                     42,447,397
                                                                ---------------
              AUTOMOTIVE -- 1.4%
     150,000  General Motors Corp. ...........................        2,857,500
     400,000  Navistar International Corp.+ ..................       24,060,000
     101,250  PACCAR Inc. ....................................        4,556,250
      19,500  Volkswagen AG ..................................        5,653,495
                                                                ---------------
                                                                     37,127,245
                                                                ---------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.3%
     192,000  BorgWarner Inc. ................................        8,261,760
     240,000  CLARCOR Inc. ...................................        8,532,000
     260,000  Earl Scheib Inc.+ ..............................          686,400
     500,000  Genuine Parts Co. ..............................       20,110,000
     410,000  Johnson Controls Inc. ..........................       13,858,000
     175,000  Midas Inc.+ ....................................        3,008,250
     290,000  Modine Manufacturing Co. .......................        4,202,100
     120,000  Proliance International Inc.+ ..................          218,400
     270,000  Standard Motor Products Inc. ...................        1,652,400
     100,000  Superior Industries International Inc. .........        2,075,000
      30,000  Tenneco Inc.+                                             838,200
                                                                ---------------
                                                                     63,442,510
                                                                ---------------
              AVIATION: PARTS AND SERVICES -- 2.2%
     484,000  Curtiss-Wright Corp. ...........................       20,076,320
     570,000  GenCorp Inc.+ ..................................        5,865,300
     110,000  Kaman Corp. ....................................        3,111,900
     301,000  Precision Castparts Corp. ......................       30,726,080
     260,000  The Fairchild Corp., Cl. A+ ....................          592,800
                                                                ---------------
                                                                     60,372,400
                                                                ---------------
              BROADCASTING -- 1.2%
     400,000  CBS Corp., Cl. A ...............................        8,840,000
      50,000  CBS Corp., Cl. B ...............................        1,104,000
      36,000  Citadel Broadcasting Corp. .....................           59,760
      85,000  Clear Channel Communications Inc. ..............        2,483,700
      10,000  Cogeco Inc. ....................................          297,141

                                                                     MARKET
   SHARES                                                             VALUE
------------                                                    ---------------

      26,666  Corus Entertainment Inc., Cl. B, New York ......  $       470,121
      13,334  Corus Entertainment Inc., Cl. B, Toronto .......          233,957
      93,000  Fisher Communications Inc.+ ....................        2,897,880
         843  Granite Broadcasting Corp.+ ....................           14,331
     340,000  Gray Television Inc. ...........................        1,934,600
       8,000  Gray Television Inc., Cl. A ....................           47,320
     230,000  Liberty Media Corp. - Capital, Cl. A+ ..........        3,620,200
     475,000  Lin TV Corp., Cl. A+ ...........................        4,564,750
      40,000  Sinclair Broadcast Group Inc., Cl. A ...........          356,400
     400,000  Television Broadcasts Ltd. .....................        2,143,229
     190,000  Tokyo Broadcasting System Inc. .................        4,536,517
     280,000  Young Broadcasting Inc., Cl. A+ ................          212,800
                                                                ---------------
                                                                     33,816,706
                                                                ---------------
              BUSINESS SERVICES -- 1.6%
      25,851  ACCO Brands Corp.+ .............................          350,798
     410,000  ChoicePoint Inc.+ ..............................       19,516,000
      22,500  Clear Channel Outdoor Holdings Inc., Cl. A+ ....          427,725
     195,000  Ecolab Inc. ....................................        8,468,850
      10,000  Imation Corp. ..................................          227,400
      65,000  Landauer Inc. ..................................        3,272,100
      22,000  MasterCard Inc., Cl. A .........................        4,905,780
     100,000  Monster Worldwide Inc.+ ........................        2,421,000
      30,000  Nashua Corp.+ ..................................          329,700
       4,000  The Brink's Co. ................................          268,720
     290,000  The Interpublic Group of Companies Inc.+ .......        2,438,900
      12,000  Visa Inc., Cl. A+ ..............................          748,320
                                                                ---------------
                                                                     43,375,293
                                                                ---------------
              CABLE AND SATELLITE -- 5.0%
   1,990,000  Cablevision Systems Corp., Cl. A+ ..............       42,645,700
     220,000  Comcast Corp., Cl. A ...........................        4,254,800
      60,000  Comcast Corp., Cl. A, Special ..................        1,138,200
     190,000  DISH Network Corp., Cl. A+ .....................        5,458,700
      37,540  EchoStar Corp., Cl. A+ .........................        1,108,932
     320,096  Liberty Global Inc., Cl. A+ ....................       10,908,872
     260,000  Liberty Global Inc., Cl. C+ ....................        8,444,800
   1,150,000  Rogers Communications Inc., Cl. B,
                 New York ....................................       41,308,000
      50,000  Rogers Communications Inc., Cl. B,
                 Toronto .....................................        1,798,431
     120,000  Shaw Communications Inc., Cl. B ................        2,195,528
     160,000  Shaw Communications Inc., Cl. B,
                 Non-Voting ..................................        2,908,800
     512,000  The DIRECTV Group Inc.+ ........................       12,692,480
      10,000  Time Warner Cable Inc., Cl. A+ .................          249,800
                                                                ---------------
                                                                    135,113,043
                                                                ---------------
              CLOSED-END FUNDS -- 0.0%
      79,920  Royce Value Trust Inc. .........................        1,253,146
                                                                ---------------

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                             VALUE
------------                                                    ---------------

              COMMON STOCKS (CONTINUED)

              COMMUNICATIONS EQUIPMENT -- 1.2%
      50,000  Alcatel-Lucent, ADR ............................  $       288,000
     565,000  Corning Inc. ...................................       13,582,600
     240,000  Motorola Inc. ..................................        2,232,000
      80,000  Nortel Networks Corp.+ .........................          535,200
      90,000  Nortel Networks Corp., Toronto+ ................          613,766
     390,000  Thomas & Betts Corp.+ ..........................       14,184,300
                                                                ---------------
                                                                     31,435,866
                                                                ---------------
              COMPUTER SOFTWARE AND SERVICES -- 0.6%
     200,000  Diebold Inc. ...................................        7,510,000
       1,600  eBay Inc.+ .....................................           47,744
      45,000  Jupitermedia Corp.+ ............................           94,050
      80,000  Metavante Technologies Inc.+ ...................        1,599,200
      26,026  Telecom Italia Media SpA+ ......................            5,732
     275,000  Yahoo! Inc.+ ...................................        7,955,750
                                                                ---------------
                                                                     17,212,476
                                                                ---------------
              CONSUMER PRODUCTS -- 4.7%
      49,000  Alberto-Culver Co. .............................        1,343,090
      12,000  Altria Group Inc. ..............................          266,400
      10,000  Avon Products Inc. .............................          395,400
      11,000  Christian Dior SA ..............................        1,217,552
     280,000  Church & Dwight Co. Inc. .......................       15,187,200
      30,000  Clorox Co. .....................................        1,699,200
      18,000  Colgate-Palmolive Co. ..........................        1,402,380
      40,000  Eastman Kodak Co. ..............................          706,800
     268,000  Energizer Holdings Inc.+ .......................       24,248,640
     110,000  Fortune Brands Inc. ............................        7,645,000
       3,000  Givaudan SA ....................................        2,967,979
      35,000  Harley-Davidson Inc. ...........................        1,312,500
      65,000  Lenox Group Inc.+ ..............................          115,050
      80,000  Mattel Inc. ....................................        1,592,000
      36,000  National Presto Industries Inc. ................        1,886,400
       3,000  Nintendo Co. Ltd. ..............................        1,546,950
      12,000  Philip Morris International Inc.+ ..............          606,960
     520,000  Procter & Gamble Co. ...........................       36,436,400
      50,000  Reckitt Benckiser Group plc ....................        2,769,564
     120,000  Sally Beauty Holdings Inc.+ ....................          828,000
      60,000  Svenska Cellulosa AB, Cl. B ....................        1,093,094
   1,000,000  Swedish Match AB ...............................       21,794,559
      10,000  Syratech Corp.+ ................................              200
      42,000  Wolverine World Wide Inc. ......................        1,218,420
                                                                ---------------
                                                                    128,279,738
                                                                ---------------
              CONSUMER SERVICES -- 1.0%
     350,000  IAC/InterActiveCorp+ ...........................        7,266,000
     560,000  Liberty Media Corp. - Interactive, Cl. A+ ......        9,038,400
         500  Priceline.com Inc.+ ............................           60,430
     652,500  Rollins Inc. ...................................       11,542,725
                                                                ---------------
                                                                     27,907,555
                                                                ---------------

                                                                     MARKET
   SHARES                                                             VALUE
------------                                                    ---------------

              DIVERSIFIED INDUSTRIAL -- 5.3%
      35,000  Acuity Brands Inc. .............................  $     1,503,250
       5,000  Anixter International Inc.+ ....................          320,200
      75,403  Contax Participacoes SA, ADR ...................           82,257
     490,000  Cooper Industries Ltd., Cl. A ..................       19,673,500
     450,000  Crane Co. ......................................       18,157,500
     110,000  Gardner Denver Inc.+ ...........................        4,081,000
     424,000  Greif Inc., Cl. A ..............................       28,802,320
     425,000  Honeywell International Inc. ...................       23,978,500
     580,000  ITT Corp. ......................................       30,049,800
     154,000  Katy Industries Inc.+ ..........................          238,700
     200,000  Magnetek Inc.+ .................................          688,000
     240,000  Myers Industries Inc. ..........................        3,151,200
      52,000  Pentair Inc. ...................................        1,658,800
      53,333  Smiths Group plc ...............................          994,960
     110,000  Trinity Industries Inc. ........................        2,931,500
     165,000  Tyco International Ltd. ........................        7,268,250
                                                                ---------------
                                                                    143,579,737
                                                                ---------------
              ELECTRONICS -- 1.2%
       9,600  Chemring Group plc .............................          467,930
       3,000  Hitachi Ltd., ADR ..............................          178,500
     120,000  Intel Corp. ....................................        2,541,600
      13,000  Kyocera Corp., ADR .............................        1,092,780
     400,000  LSI Corp.+ .....................................        1,980,000
      22,000  Molex Inc., Cl. A ..............................          480,920
      46,000  Samsung Electronics Co. Ltd., GDR (a) ..........       14,468,624
       4,000  Samsung Electronics Co. Ltd., OTC,
                 GDR (a) .....................................        1,249,000
      50,000  Sony Corp., ADR ................................        2,003,500
     205,000  Texas Instruments Inc. .........................        5,795,350
      75,000  Tyco Electronics Ltd. ..........................        2,574,000
                                                                ---------------
                                                                     32,832,204
                                                                ---------------
              ENERGY AND UTILITIES -- 8.4%
      30,000  AGL Resources Inc. .............................        1,029,600
     140,000  Allegheny Energy Inc. ..........................        7,070,000
   1,500,000  Aquila Inc.+ ...................................        4,815,000
     250,000  BP plc, ADR ....................................       15,162,500
       4,000  Cameron International Corp.+ ...................          166,560
      25,000  CH Energy Group Inc. ...........................          972,500
     354,000  Chevron Corp. ..................................       30,217,440
     355,000  ConocoPhillips .................................       27,054,550
      18,000  Constellation Energy Group Inc. ................        1,588,860
     124,000  Devon Energy Corp. .............................       12,936,920
       2,000  Diamond Offshore Drilling Inc. .................          232,800
     120,000  DPL Inc. .......................................        3,076,800
      20,000  DTE Energy Co. .................................          777,800
     170,000  Duke Energy Corp. ..............................        3,034,500
      25,000  Edison International ...........................        1,225,500
     330,000  El Paso Corp. ..................................        5,491,200
     250,000  El Paso Electric Co.+ ..........................        5,342,500

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                             VALUE
------------                                                    ---------------

              COMMON STOCKS (CONTINUED)

              ENERGY AND UTILITIES (CONTINUED)
     150,000  Energy East Corp. ..............................  $     3,618,000
     110,000  EOG Resources Inc. .............................       13,200,000
     330,000  Exxon Mobil Corp. ..............................       27,911,400
      15,000  FPL Group Inc. .................................          941,100
      20,000  Grant Prideco Inc.+ ............................          984,400
     220,000  Halliburton Co. ................................        8,652,600
           0  Mirant Corp.+ ..................................                0
     130,000  Mirant Corp., Escrow+ (b) ......................                0
       1,000  Niko Resources Ltd. ............................           81,105
      22,086  NiSource Inc. ..................................          380,763
     180,000  Northeast Utilities ............................        4,417,200
      25,000  NSTAR ..........................................          760,750
      45,000  Oceaneering International Inc.+ ................        2,835,000
         500  PetroChina Co. Ltd., ADR .......................           62,655
     100,000  Progress Energy Inc., CVO+ (b) .................           33,000
     230,000  Rowan Companies Inc. ...........................        9,471,400
      50,000  Royal Dutch Shell plc, Cl. A, ADR ..............        3,449,000
     118,000  SJW Corp. ......................................        3,373,620
     260,000  Southwest Gas Corp. ............................        7,269,600
     350,000  Spectra Energy Corp. ...........................        7,962,500
     110,000  The AES Corp.+ .................................        1,833,700
      50,000  Transocean Inc.+ ...............................        6,760,000
      16,666  UIL Holdings Corp. .............................          502,146
      75,000  Weatherford International Ltd.+ ................        5,435,250
                                                                ---------------
                                                                    230,130,219
                                                                ---------------
              ENTERTAINMENT -- 5.1%
     115,000  Aruze Corp. ....................................        3,553,371
       8,010  Chestnut Hill Ventures+ (b) ....................          225,481
     749,000  Discovery Holding Co., Cl. A+ ..................       15,893,780
      45,000  DreamWorks Animation SKG Inc., Cl. A+ ..........        1,160,100
     600,000  Gemstar-TV Guide International Inc.+ ...........        2,820,000
     750,000  Grupo Televisa SA, ADR .........................       18,180,000
     920,000  Liberty Media Corp. - Entertainment, Cl. A+ ....       20,828,800
     375,000  Rank Group plc .................................          656,791
      20,000  Regal Entertainment Group, Cl. A ...............          385,800
      75,000  Six Flags Inc.+ ................................          123,000
     280,000  The Walt Disney Co. ............................        8,786,400
   1,630,000  Time Warner Inc. ...............................       22,852,600
      60,000  Triple Crown Media Inc.+ .......................          167,400
     518,100  Viacom Inc., Cl. A+ ............................       20,532,303
     550,000  Vivendi ........................................       21,490,820
      50,000  World Wrestling Entertainment Inc., Cl. A ......          930,500
                                                                ---------------
                                                                    138,587,146
                                                                ---------------
              ENVIRONMENTAL SERVICES -- 1.2%
     315,000  Allied Waste Industries Inc.+ ..................        3,405,150
     450,000  Republic Services Inc. .........................       13,158,000
     500,000  Waste Management Inc. ..........................       16,780,000
                                                                ---------------
                                                                     33,343,150
                                                                ---------------

                                                                     MARKET
   SHARES                                                             VALUE
------------                                                    ---------------

              EQUIPMENT AND SUPPLIES -- 6.3%
     703,000  AMETEK Inc. ....................................  $    30,868,730
       6,000  Amphenol Corp., Cl. A ..........................          223,500
     106,000  CIRCOR International Inc. ......................        4,902,500
     150,000  Crown Holdings Inc.+ ...........................        3,774,000
     160,000  CTS Corp. ......................................        1,712,000
       4,000  Danaher Corp. ..................................          304,120
     380,000  Donaldson Co. Inc. .............................       15,306,400
      20,000  Fedders Corp.+ .................................              180
     400,000  Flowserve Corp. ................................       41,752,000
     200,000  Gerber Scientific Inc.+ ........................        1,778,000
     210,000  GrafTech International Ltd.+ ...................        3,404,100
     780,000  IDEX Corp. .....................................       23,938,200
      24,000  Ingersoll-Rand Co. Ltd., Cl. A .................        1,069,920
     180,000  Interpump Group SpA ............................        1,726,370
     200,000  Lufkin Industries Inc. .........................       12,764,000
      63,821  Met-Pro Corp. ..................................          716,072
      18,524  Mueller Water Products Inc., Cl. B .............          145,969
      20,000  Sealed Air Corp. ...............................          505,000
     155,000  Tenaris SA, ADR ................................        7,726,750
      70,000  The Manitowoc Co. Inc. .........................        2,856,000
     120,000  The Weir Group plc .............................        1,812,372
      40,000  Trane Inc. .....................................        1,836,000
      30,000  Valmont Industries Inc. ........................        2,636,700
     380,000  Watts Water Technologies Inc., Cl. A ...........       10,651,400
                                                                ---------------
                                                                    172,410,283
                                                                ---------------
              FINANCIAL SERVICES -- 7.5%
      15,810  Alleghany Corp.+ ...............................        5,399,115
     425,000  American Express Co. ...........................       18,581,000
      95,000  American International Group Inc. ..............        4,108,750
      66,000  Ameriprise Financial Inc. ......................        3,422,100
      32,000  Argo Group International Holdings Ltd.+ ........        1,136,640
      30,000  Bank of America Corp. ..........................        1,137,300
         218  Berkshire Hathaway Inc., Cl. A+ ................       29,081,200
      70,000  BKF Capital Group Inc.+ ........................          134,400
       7,500  Calamos Asset Management Inc., Cl. A ...........          122,100
     410,000  Citigroup Inc. .................................        8,782,200
      35,000  Commerzbank AG .................................        1,094,078
     110,000  Commerzbank AG, ADR ............................        3,475,571
     154,000  Deutsche Bank AG ...............................       17,409,700
     135,000  Federal National Mortgage Association ..........        3,553,200
      30,000  Fortress Investment Group LLC, Cl. A ...........          368,400
      80,000  Freddie Mac ....................................        2,025,600
     110,000  H&R Block Inc. .................................        2,283,600
      24,000  Interactive Brokers Group Inc., Cl. A+ .........          616,080
     200,000  Janus Capital Group Inc. .......................        4,654,000
      25,000  JPMorgan Chase & Co. ...........................        1,073,750
      80,000  Legg Mason Inc. ................................        4,478,400
      14,000  Lehman Brothers Holdings Inc. ..................          526,960
      75,000  Leucadia National Corp. ........................        3,391,500
      48,000  Loews Corp. ....................................        1,930,560

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                             VALUE
------------                                                    ---------------

              COMMON STOCKS (CONTINUED)

              FINANCIAL SERVICES (CONTINUED)
     180,000  Marsh & McLennan Companies Inc. ................  $     4,383,000
      27,000  Merrill Lynch & Co. Inc. .......................        1,099,980
     170,000  NewAlliance Bancshares Inc. ....................        2,084,200
      30,000  PNC Financial Services Group Inc. ..............        1,967,100
       2,500  Prudential Financial Inc. ......................          195,625
      85,000  State Street Corp. .............................        6,715,000
      20,000  SunTrust Banks Inc. ............................        1,102,800
      60,000  T. Rowe Price Group Inc. .......................        3,000,000
       2,000  The Allstate Corp. .............................           96,120
     170,000  The Bank of New York Mellon Corp. ..............        7,094,100
      70,000  The Bear Stearns Companies Inc. ................          734,300
      35,000  The Blackstone Group LP ........................          555,800
       4,500  The Goldman Sachs Group Inc. ...................          744,255
     378,000  The Midland Co. ................................       24,543,540
     150,000  The Phoenix Companies Inc. .....................        1,831,500
      40,000  The Travelers Companies Inc. ...................        1,914,000
      19,000  Unitrin Inc. ...................................          671,460
       8,500  Value Line Inc. ................................          390,150
      74,056  Wachovia Corp. .................................        1,999,512
     215,000  Waddell & Reed Financial Inc., Cl. A ...........        6,907,950
     600,000  Wells Fargo & Co. ..............................       17,460,000
                                                                ---------------
                                                                    204,276,596
                                                                ---------------
              FOOD AND BEVERAGE -- 12.7%
     345,000  Brown-Forman Corp., Cl. A ......................       23,887,800
     120,000  Cadbury Schweppes plc, ADR .....................        5,306,400
     135,000  Campbell Soup Co. ..............................        4,583,250
     220,000  China Mengniu Dairy Co. Ltd. ...................          641,684
      60,000  Coca-Cola Enterprises Inc. .....................        1,452,000
      16,500  Coca-Cola Hellenic Bottling Co. SA .............          772,695
     180,000  Constellation Brands Inc., Cl. A+ ..............        3,180,600
     330,000  Corn Products International Inc. ...............       12,256,200
     330,000  Davide Campari-Milano SpA ......................        3,201,481
     215,000  Del Monte Foods Co. ............................        2,048,950
     318,000  Diageo plc, ADR ................................       25,859,760
      70,000  Farmer Brothers Co. ............................        1,619,800
     362,000  Flowers Foods Inc. .............................        8,959,500
      75,000  Fomento Economico Mexicano
                 SAB de CV, ADR ..............................        3,133,500
     365,000  General Mills Inc. .............................       21,856,200
     385,000  Groupe Danone ..................................       34,426,990
     145,000  Groupe Danone, ADR .............................        2,602,736
   1,520,000  Grupo Bimbo SAB de CV, Cl. A ...................        9,140,495
     180,000  H.J. Heinz Co. .................................        8,454,600
      10,000  Hain Celestial Group Inc.+ .....................          295,000
      38,000  Heineken NV ....................................        2,207,133
     250,000  ITO EN Ltd. ....................................        4,424,157
      76,000  ITO EN Ltd., Preference ........................          858,507
     110,000  Kellogg Co. ....................................        5,781,600
      95,000  Kerry Group plc, Cl. A .........................        2,963,634

                                                                     MARKET
   SHARES                                                             VALUE
------------                                                    ---------------

     170,000  Kikkoman Corp. .................................  $     2,089,185
     140,000  Kraft Foods Inc., Cl. A ........................        4,341,400
      33,000  LVMH Moet Hennessy Louis Vuitton SA ............        3,672,976
     100,000  Meiji Seika Kaisha Ltd. ........................          508,628
     210,000  Morinaga Milk Industry Co. Ltd. ................          642,556
       9,000  Nestle SA ......................................        4,497,281
     360,000  Nissin Food Products Co. Ltd. ..................       12,134,832
     841,600  PepsiAmericas Inc. .............................       21,486,048
     342,000  PepsiCo Inc. ...................................       24,692,400
      82,000  Pernod-Ricard SA ...............................        8,435,484
     155,000  Ralcorp Holdings Inc.+ .........................        9,013,250
      65,000  Remy Cointreau SA ..............................        4,371,576
     320,000  The Coca-Cola Co. ..............................       19,478,400
     100,000  The Hershey Co. ................................        3,767,000
      20,000  The J.M. Smucker Co. ...........................        1,012,200
     167,746  Tootsie Roll Industries Inc. ...................        4,227,194
     250,000  Wm. Wrigley Jr. Co. ............................       15,710,000
      63,750  Wm. Wrigley Jr. Co., Cl. B .....................        3,965,250
     420,000  YAKULT HONSHA Co. Ltd. .........................       13,019,663
                                                                ---------------
                                                                    346,979,995
                                                                ---------------
              HEALTH CARE -- 3.4%
     130,000  Advanced Medical Optics Inc.+ ..................        2,639,000
      52,444  Allergan Inc. ..................................        2,957,317
      53,000  Alpharma Inc., Cl. A+ ..........................        1,389,130
      44,000  Amgen Inc.+ ....................................        1,838,320
     100,000  AngioDynamics Inc.+ ............................        1,156,000
       4,000  ArthroCare Corp.+ ..............................          133,400
      17,000  Baxter International Inc. ......................          982,940
       2,000  Becton Dickinson & Co. .........................          171,700
      51,000  Biogen Idec Inc.+ ..............................        3,146,190
     135,000  Boston Scientific Corp.+ .......................        1,737,450
     150,000  Bristol-Myers Squibb Co. .......................        3,195,000
      70,000  Chemed Corp. ...................................        2,954,000
      56,000  CONMED Corp.+ ..................................        1,435,840
      10,000  DENTSPLY International Inc. ....................          386,000
      90,000  Eli Lilly & Co. ................................        4,643,100
      40,000  Exactech Inc.+ .................................        1,007,600
     145,000  Greatbatch Inc.+ ...............................        2,669,450
      40,000  Henry Schein Inc.+ .............................        2,296,000
      20,000  Hospira Inc.+ ..................................          855,400
      20,000  IMS Health Inc. ................................          420,200
      15,000  Inverness Medical Innovations Inc.+ ............          451,500
      45,000  Invitrogen Corp.+ ..............................        3,846,150
     140,000  Johnson & Johnson ..............................        9,081,800
      10,000  Laboratory Corp. of America Holdings+ ..........          736,800
     149,000  Medco Health Solutions Inc.+ ...................        6,524,710
     140,000  Merck & Co. Inc. ...............................        5,313,000
       2,000  Nobel Biocare Holding AG .......................          465,210
      11,000  Orthofix International NV+ .....................          437,470
       4,000  OrthoLogic Corp.+ ..............................            3,400
      30,000  Pain Therapeutics Inc.+ ........................          253,500

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                    ---------------

              COMMON STOCKS (CONTINUED)

              HEALTH CARE (CONTINUED)
      50,000  Patterson Companies Inc.+ ......................  $     1,815,000
     670,000  Pfizer Inc. ....................................       14,023,100
     130,000  Schering-Plough Corp. ..........................        1,873,300
       2,000  Stryker Corp. ..................................          130,100
     100,000  Tenet Healthcare Corp.+ ........................          566,000
      46,000  Thoratec Corp.+ ................................          657,340
     150,000  UnitedHealth Group Inc. ........................        5,154,000
      35,000  William Demant Holding A/S+ ....................        2,797,244
       5,000  Wright Medical Group Inc.+ .....................          120,700
      55,000  Wyeth ..........................................        2,296,800
       4,000  Young Innovations Inc. .........................           69,280
       5,000  Zimmer Holdings Inc.+ ..........................          389,300
                                                                ---------------
                                                                     93,019,741
                                                                ---------------
              HOTELS AND GAMING -- 1.9%
       3,000  Accor SA .......................................          219,100
      16,000  Churchill Downs Inc. ...........................          755,840
     340,000  Gaylord Entertainment Co.+ .....................       10,298,600
      25,000  Home Inns & Hotels Management Inc., ADR+ .......          492,250
      22,000  Host Hotels & Resorts Inc. .....................          350,240
     180,000  International Game Technology ..................        7,237,800
   1,582,576  Ladbrokes plc ..................................        9,775,871
      37,000  Las Vegas Sands Corp.+ .........................        2,724,680
   4,070,000  Mandarin Oriental International Ltd. ...........        7,692,300
     106,085  MGM Mirage+ ....................................        6,234,615
      13,600  Orient-Express Hotels Ltd., Cl. A ..............          586,976
      92,200  Pinnacle Entertainment Inc.+ ...................        1,180,160
      90,000  Starwood Hotels & Resorts Worldwide Inc. .......        4,657,500
      20,000  Wyndham Worldwide Corp. ........................          413,600
                                                                ---------------
                                                                     52,619,532
                                                                ---------------
              MACHINERY -- 3.6%
     160,000  Baldor Electric Co. ............................        4,480,000
     140,000  Caterpillar Inc. ...............................       10,960,600
     400,000  CNH Global NV ..................................       20,812,000
     756,000  Deere & Co. ....................................       60,812,640
                                                                ---------------
                                                                     97,065,240
                                                                ---------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.2%
     220,000  Cavalier Homes Inc.+ ...........................          347,600
      32,000  Cavco Industries Inc.+ .........................        1,121,280
     100,000  Champion Enterprises Inc.+ .....................        1,003,000
      40,000  Coachmen Industries Inc. .......................          119,200
     110,000  Fleetwood Enterprises Inc.+ ....................          506,000
      73,000  Huttig Building Products Inc.+ .................          169,360
      22,000  Nobility Homes Inc. ............................          385,000
      25,000  Palm Harbor Homes Inc.+ ........................          131,500
      73,000  Skyline Corp. ..................................        2,030,860
                                                                ---------------
                                                                      5,813,800
                                                                ---------------

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                    ---------------

              METALS AND MINING -- 1.9%
      60,000  Alcoa Inc. .....................................  $     2,163,600
     403,580  Barrick Gold Corp. .............................       17,535,551
      12,525  Freeport-McMoRan Copper & Gold Inc. ............        1,205,156
     100,000  Ivanhoe Mines Ltd.+ ............................        1,032,000
      40,000  James River Coal Co.+ ..........................          700,800
      50,000  Kinross Gold Corp. .............................        1,105,500
      52,000  New Hope Corp. Ltd. ............................          126,886
     560,000  Newmont Mining Corp. ...........................       25,368,000
       3,000  Patriot Coal Corp.+ ............................          140,910
      30,000  Peabody Energy Corp. ...........................        1,530,000
                                                                ---------------
                                                                     50,908,403
                                                                ---------------
              PUBLISHING -- 4.5%
      44,000  AH Belo Corp., Cl. A+ ..........................          502,920
     220,000  Belo Corp., Cl. A ..............................        2,325,400
      25,000  Emap plc .......................................          233,195
   2,000,000  Il Sole 24 Ore+ ................................       12,614,262
     220,000  Independent News & Media plc ...................          722,439
      55,000  Lee Enterprises Inc. ...........................          550,550
      65,035  McClatchy Co., Cl. A ...........................          695,874
     364,000  Media General Inc., Cl. A ......................        5,103,280
      80,000  Meredith Corp. .................................        3,060,000
   3,890,000  News Corp., Cl. A ..............................       72,937,500
      24,000  News Corp., Cl. B ..............................          456,960
     105,000  PRIMEDIA Inc. ..................................          771,750
      20,300  Seat Pagine Gialle SpA .........................            3,513
     250,000  The E.W. Scripps Co., Cl. A ....................       10,502,500
     265,000  The McGraw-Hill Companies Inc. .................        9,791,750
     132,000  The New York Times Co., Cl. A ..................        2,492,160
                                                                ---------------
                                                                    122,764,053
                                                                ---------------
              REAL ESTATE -- 0.6%
     103,000  Griffin Land & Nurseries Inc. ..................        3,552,470
      40,000  ProLogis .......................................        2,354,400
     257,000  The St. Joe Co. ................................       11,033,010
                                                                ---------------
                                                                     16,939,880
                                                                ---------------
              RETAIL -- 1.8%
      14,000  Aaron Rents Inc. ...............................          301,560
      60,750  Aaron Rents Inc., Cl. A ........................        1,154,250
     258,000  AutoNation Inc.+ ...............................        3,862,260
      20,000  AutoZone Inc.+ .................................        2,276,600
     150,000  Coldwater Creek Inc.+ ..........................          757,500
     110,000  Costco Wholesale Corp. .........................        7,146,700
     190,000  CSK Auto Corp.+ ................................        1,768,900
     170,000  CVS Caremark Corp. .............................        6,886,700
      80,000  Macy's Inc. ....................................        1,844,800
      45,000  Safeway Inc. ...................................        1,320,750
      40,000  SUPERVALU Inc. .................................        1,199,200
     165,000  The Great Atlantic & Pacific Tea Co. Inc.+ .....        4,326,300
     118,000  The Kroger Co. .................................        2,997,200

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                    ---------------

              COMMON STOCKS (CONTINUED)

              RETAIL (CONTINUED)
      40,000  Wal-Mart Stores Inc. ...........................  $     2,107,200
     130,000  Walgreen Co. ...................................        4,951,700
      60,000  Whole Foods Market Inc. ........................        1,978,200
     175,100  Winn-Dixie Stores Inc.+ ........................        3,144,796
                                                                ---------------
                                                                     48,024,616
                                                                ---------------
              SPECIALTY CHEMICALS -- 1.6%
     400,000  Chemtura Corp. .................................        2,936,000
     480,000  Ferro Corp. ....................................        7,132,800
       2,000  FMC Corp. ......................................          110,980
     130,000  General Chemical Group Inc.+ ...................            4,225
     135,000  H.B. Fuller Co. ................................        2,755,350
     220,000  Hercules Inc. ..................................        4,023,800
     180,000  International Flavors & Fragrances Inc. ........        7,929,000
     100,000  Material Sciences Corp.+ .......................          776,000
     648,000  Omnova Solutions Inc.+ .........................        2,585,520
      80,000  Rohm & Haas Co. ................................        4,326,400
     345,000  Sensient Technologies Corp. ....................       10,174,050
      13,380  Tronox Inc., Cl. B .............................           52,182
      70,000  Zep Inc. .......................................        1,135,400
                                                                ---------------
                                                                     43,941,707
                                                                ---------------
              TELECOMMUNICATIONS -- 4.3%
     150,000  AT&T Inc. ......................................        5,745,000
      14,000  Brasil Telecom Participacoes SA, ADR ...........          916,440
     200,000  BT Group plc ...................................          862,326
      15,000  BT Group plc, ADR ..............................          646,500
      64,000  CenturyTel Inc. ................................        2,127,360
     700,000  Cincinnati Bell Inc.+ ..........................        2,982,000
     190,000  Citizens Communications Co. ....................        1,993,100
      22,000  Clearwire Corp., Cl. A+ ........................          325,820
     350,000  Deutsche Telekom AG, ADR .......................        5,803,000
      40,000  Embarq Corp. ...................................        1,604,000
      35,000  France Telecom SA, ADR .........................        1,175,300
   1,625,000  Qwest Communications International Inc. ........        7,361,250
   1,100,000  Sprint Nextel Corp. ............................        7,359,000
      75,403  Tele Norte Leste Participacoes SA, ADR .........        2,001,195
   4,200,935  Telecom Italia SpA .............................        8,787,734
     265,000  Telecom Italia SpA, ADR ........................        5,535,850
      94,000  Telefonica SA, ADR .............................        8,131,940
      10,400  Telefonica SA, BDR .............................          296,347
      40,000  Telefonos de Mexico SAB de CV, Cl. L, ADR ......        1,504,000
     585,000  Telephone & Data Systems Inc. ..................       22,972,950
     495,000  Telephone & Data Systems Inc., Special .........       18,463,500
      25,000  Time Warner Telecom Inc., Cl. A+ ...............          387,250
     237,584  Verizon Communications Inc. ....................        8,659,937
      35,000  Windstream Corp. ...............................          418,250
                                                                ---------------
                                                                    116,060,049
                                                                ---------------

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                    ---------------

              TRANSPORTATION -- 0.5%
      85,000  AMR Corp.+ .....................................  $       766,700
     280,000  GATX Corp. .....................................       10,939,600
      63,000  Grupo TMM SA, Cl. A, ADR+ ......................          126,000
       4,000  Kansas City Southern+ ..........................          160,440
      20,000  Providence and Worcester Railroad Co. ..........          385,000
                                                                ---------------
                                                                     12,377,740
                                                                ---------------
              WIRELESS COMMUNICATIONS -- 0.8%
      95,000  America Movil SAB de CV, Cl. L, ADR ............        6,050,550
       3,200  NTT DoCoMo Inc. ................................        4,847,512
      72,000  Price Communications Corp., Escrow+ ............                0
       1,350  Tele Norte Celular Participacoes SA, ADR .......           23,085
       3,375  Telemig Celular Participacoes SA, ADR ..........          191,228
      13,001  Tim Participacoes SA, ADR ......................          419,802
     175,000  United States Cellular Corp.+ ..................        9,625,000
         192  Vivo Participacoes SA+ .........................            1,368
      67,505  Vivo Participacoes SA, ADR+ ....................          402,330
       4,174  Vivo Participacoes SA, Preference+ .............           24,763
       4,375  Vodafone Group plc, ADR ........................          129,106
                                                                ---------------
                                                                     21,714,744
                                                                ---------------
              TOTAL COMMON STOCKS ............................    2,630,888,565
                                                                ---------------
              PREFERRED STOCKS -- 0.2%

              AEROSPACE -- 0.2%
      29,000  Northrop Grumman Corp.,
                7.000% Cv. Pfd., Ser. B ......................        4,089,580
                                                                ---------------

  PRINCIPAL
   AMOUNT
------------

              CONVERTIBLE CORPORATE BONDS -- 0.2%

              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$  1,000,000  Standard Motor Products Inc., Sub. Deb. Cv.,
                6.750%, 07/15/09 .............................          957,500
                                                                ---------------
              COMMUNICATIONS EQUIPMENT -- 0.1%
   2,000,000  Agere Systems Inc., Sub. Deb. Cv.,
                6.500%, 12/15/09 .............................        2,030,000
   1,413,000  Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 .............................        1,402,402
                                                                ---------------
                                                                      3,432,402
                                                                ---------------
              TOTAL CONVERTIBLE CORPORATE BONDS ..............        4,389,902
                                                                ---------------

   SHARES
------------

              WARRANTS -- 0.0%

              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
      14,728  Federal-Mogul Corp., expire 12/27/14+ ..........           52,284
                                                                ---------------
              BROADCASTING -- 0.0%
       2,109  Granite Broadcasting Corp., Ser. A,
                expire 06/04/12+ .............................              633
       2,109  Granite Broadcasting Corp., Ser. B,
                expire 06/04/12+ .............................              527
                                                                ---------------
                                                                          1,160
                                                                ---------------

               See accompanying notes to schedule of investments.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                            VALUE
------------                                                    ---------------

              WARRANTS (CONTINUED)

              ENERGY AND UTILITIES -- 0.0%
      11,313  Mirant Corp., Ser. A, expire 01/03/11+ .........  $       179,311
                                                                ---------------
              HOTELS AND GAMING -- 0.0%
     120,000  Indian Hotels Co., expire 12/27/10+ ............          334,630
                                                                ---------------
              TOTAL WARRANTS .................................          567,385
                                                                ---------------
  PRINCIPAL
   AMOUNT
------------

              U.S. GOVERNMENT OBLIGATIONS -- 3.1%

              U.S. TREASURY BILLS -- 3.0%
$ 83,366,000  U.S. Treasury Bills, 1.132% to 2.346%++,
                04/03/08 to 09/18/08 .........................       83,187,870
                                                                ---------------
              U.S. TREASURY NOTES -- 0.1%
   1,763,000  U.S. Treasury Note, 5.125%, 06/30/08 ...........        1,779,805
                                                                ---------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS ..............       84,967,675
                                                                ---------------
              TOTAL INVESTMENTS -- 100.0%
                (Cost $1,546,534,587) ........................  $ 2,724,903,107
                                                                ===============
              Aggregate book cost ............................  $ 1,546,534,587
                                                                ===============
              Gross unrealized  appreciation .................  $ 1,291,165,315
              Gross unrealized depreciation ..................     (112,796,795)
                                                                ---------------
              Net unrealized appreciation/depreciation .......  $ 1,178,368,520
                                                                ===============

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the Rule 144A security is considered liquid and the market value amounted to $15,717,624 or 0.58% of total investments.

(b) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2008, the market value of fair valued securities amounted to $258,481 or 0.01% of total investments.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depository Receipt
BDR   Brazilian Depositary Receipt
CVO   Contingent Value Obligation
GDR   Global Depositary Receipt

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 "FAIR VALUE MEASUREMENTS" ("SFAS 157")

On January 1, 2008, the Fund adopted SFAS 157 that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities;

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

      o Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

                                                                   OTHER FINANCIAL
                                                  INVESTMENTS IN     INSTRUMENTS
                                                    SECURITIES        (UNREALIZED
VALUATION INPUTS                                  (MARKET VALUE)    DEPRECIATION)*
---------------------------------------------    ---------------   ---------------
Level 1 - Quoted Prices                          $ 2,636,244,348                --
Level 2 - Other Significant Observable Inputs         88,400,278   $       (43,440)
Level 3 - Significant Unobservable Inputs                258,481                --
                                                 ---------------   ---------------
Total                                            $ 2,724,903,107   $       (43,440)
                                                 ===============   ===============

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

THE GABELLI ASSET FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                 INVESTMENTS IN
                                                                   SECURITIES
                                                                 (MARKET VALUE)
                                                                 --------------
BALANCE AS OF 12/31/07                                           $      258,482
Accrued discounts/premiums                                                   --
Realized gain (loss)                                                         --
Change in unrealized appreciation/depreciation                               (1)
Net purchases (sales)                                                        --
Transfers in and/or out of Level 3                                           --
                                                                 --------------
BALANCE AS OF 3/31/08                                            $      258,481
                                                                 ==============

2. SWAP AGREEMENTS. The Fund may enter into equity and contract for differences swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The use of derivative instruments may involve, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

The Fund has entered into contract for differences swap agreements with Bear, Stearns International Limited. Details of the swaps at March 31, 2008 are as follows:

         NOTIONAL              EQUITY SECURITY               INTEREST RATE/            TERMINATION   NET UNREALIZED
          AMOUNT                   RECEIVED               EQUITY SECURITY PAID             DATE       DEPRECIATION
-------------------------   ---------------------   --------------------------------   -----------   --------------
                                 Market Value       Overnight LIBOR plus 40 bps plus
                               Appreciation on:       Market Value Depreciation on:
$422,546 (50,000 shares)    Rolls-Royce Group plc         Rolls-Royce Group plc          08/15/08    $      (23,231)
 369,980 (200,000 shares)       Rank Group plc               Rank Group plc              11/17/08           (20,209)
                                                                                                     --------------
                                                                                                     $      (43,440)
                                                                                                     ==============

--------------------------------------------------------------------------------

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                    THE GABELLI ASSET FUND                       [LOGO]
                     One Corporate Center
                   Rye, New York 10580-1422
                          800-GABELLI
                         800-422-3554
                       FAX: 914-921-5118
                   WEBSITE: WWW.GABELLI.COM
                   E-MAIL: INFO@GABELLI.COM
     Net Asset Value per share available daily by calling
                  800-GABELLI after 6:00 P.M.

                       BOARD OF TRUSTEES

Mario J. Gabelli, CFA             Anthony R. Pustorino
CHAIRMAN AND CHIEF                CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                 PROFESSOR EMERITUS
GAMCO INVESTORS, INC.             PACE UNIVERSITY

Anthony J. Colavita               Werner J. Roeder, MD           THE
ATTORNEY-AT-LAW                   MEDICAL DIRECTOR               GABELLI
ANTHONY J. COLAVITA, P.C.         LAWRENCE HOSPITAL              ASSET
                                                                 FUND
James P. Conn                     Anthonie C. van Ekris
FORMER CHIEF INVESTMENT OFFICER   CHAIRMAN
FINANCIAL SECURITY ASSURANCE      BALMAC INTERNATIONAL, INC.
HOLDINGS LTD.
                                  Salvatore J. Zizza
John D. Gabelli                   CHAIRMAN
SENIOR VICE PRESIDENT             ZIZZA & CO., LTD.
GABELLI & COMPANY, INC.

                           OFFICERS

Bruce N. Alpert                   Peter D. Goldstein
PRESIDENT AND SECRETARY           CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                          DISTRIBUTOR
                    Gabelli & Company, Inc.

         CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
              State Street Bank and Trust Company

                         LEGAL COUNSEL
           Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------
This report is submitted  for the general  information  of the shareholders  of The Gabelli Asset Fund. It is not  authorized
for  distribution to prospective  investors unless preceded or   FIRST QUARTER REPORT
accompanied by an effective prospectus.                                MARCH 31, 2008
--------------------------------------------------------------
GAB405Q108SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       May 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date                       May 29, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.